Stock-based Compensation - Share Based Compensation Expense (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jul. 31, 2026	Jul. 25, 2025	Apr. 24, 2026	Apr. 25, 2025	Apr. 26, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 10	$ 9	$ 46	$ 41	$ 38
Income tax benefits			(7)	(6)	(6)
Total stock-based compensation expense, net of tax			39	35	32
Medtronic Corporate And Share Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense, net of tax		3	16	18	16
Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense, net of tax	0	6	30	24	22
Income Statement Location [Axis]: us-gaap:CostOfGoodsAndServicesSold
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	1	1	6	5	4
Income Statement Location [Axis]: us-gaap:ResearchAndDevelopmentExpenseExcludingAcquiredInProcessCost
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	4	2	30	8	8
Income Statement Location [Axis]: us-gaap:SellingGeneralAndAdministrativeExpense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	5	6	10	29	26
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	0	1	6	7	7
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	9	5	24	21	20
PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	0	2	13	11	8
ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 1	$ 1	$ 3	$ 3	$ 3